SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Statement of compliance and Basis of presentation
Statement of compliance
These consolidated financial statements of the partnership and its subsidiaries have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were approved and authorized for issue by the Board of Directors of the partnership on February 6, 2019.
Basis of presentation
These consolidated financial statements have been prepared on a going concern basis and are presented in United States (“U.S.”) Dollars rounded to the nearest million unless otherwise indicated.

Subsidiaries
Subsidiaries
The consolidated financial statements include the accounts of the partnership and its subsidiaries over which the partnership has control. Control exists when the partnership has power over its investee, has exposure, or rights, to variable returns from its involvement with the investee and has the ability to use its power over the investee to affect the amount of its returns. The partnership considers all relevant facts and circumstances in assessing whether or not the partnership’s interests in the investee are sufficient to give it power over the investee.

Consolidation of a subsidiary begins on the date on which the partnership obtains control over the subsidiary and ceases when the partnership loses control over the subsidiary. Income and expenses of a subsidiary acquired or disposed of during a reporting period are consolidated only for the period when the partnership has control over the subsidiary. Changes in the partnership’s ownership interests in subsidiaries that do not result in loss of control over the subsidiary are accounted for as equity transactions whereby the difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received, are recognized directly in equity and attributed to owners of the partnership.

All accounts and transactions among the partnership and its subsidiaries are eliminated on consolidation. In cases where a subsidiary reports under a different accounting policy, adjustments are made to the financial statements of the subsidiary to present its financial position and results of operations in accordance with the partnership’s accounting policy.

Net income and each component of other comprehensive income are attributed to owners of the partnership and to non-controlling interests. Non-controlling interests in the partnership’s operating subsidiaries and properties, redeemable/exchangeable partnership units of the operating partnership (“Redeemable/Exchangeable Partnership Units”), special limited partnership units of the operating partnership (“Special LP Units”), limited partnership units of Brookfield Office Properties Exchange LP (“Exchange LP Units”) and Class A stock, par value $0.01 per share, of Brookfield Property REIT Inc. (“BPR Units”) are presented separately in equity on the consolidated balance sheets. The Redeemable/Exchangeable Partnership Units, Exchange LP Units and BPR Units have the same economic attributes as LP Units. Accordingly, the net income and components of other comprehensive income allocated to these units are equivalent to that allocated to the LP Units (on a per unit basis).

Net income and the components of comprehensive income of the partnership’s operating subsidiaries and properties are generally allocated between the partnership and non-controlling equity holders based on the relative proportion of equity interests. Certain of the partnership’s subsidiaries are subject to profit sharing arrangements with affiliated entities who hold non-controlling interests that result in allocation of income on an other than proportionate basis if specified targets are met. In these circumstances, net income is allocated between the partnership and non-controlling interests based on proportionate equity interest until the attribution of profits under the agreement is no longer subject to adjustment based on future events. In the period that allocation of the subsidiary’s cumulative earnings under the profit sharing arrangement is no longer subject to adjustment, it is reflected as an allocation to non-controlling interest, reducing the amount attributable to unitholders for the period.

Associates and joint ventures
Associates and joint ventures
An associate is an entity over which the partnership has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee. The partnership is presumed to have significant influence when it holds 20 percent or more of the voting rights of an investee, unless it can be clearly demonstrated that this is not the case. The partnership does not control its associates.

A joint arrangement is an arrangement in which two or more parties have joint control. Joint control is the contractually agreed upon sharing of control where decisions about the relevant activities require the unanimous consent of the parties sharing control. A joint venture is a joint arrangement where the parties that have joint control have rights to the net assets of the arrangement. None of the parties involved have unilateral control of a joint venture.

The partnership accounts for its interests in associates and joint ventures using the equity method of accounting. Under the equity method, investment balances in an associate or joint venture are carried on the consolidated balance sheets at initial cost as adjusted for the partnership’s proportionate share of profit or loss and other comprehensive income of the joint venture or associate. When an interest in an associate or joint venture is initially acquired or increases, the partnership determines its share of the net fair value of the identifiable assets and liabilities of the investee that it has acquired, consistent with the procedure performed when acquiring control of a business. Goodwill relating to an associate or joint venture, represented as an excess of the cost of the investment over the net fair value of the partnership’s share of the net fair value of the identifiable assets and liabilities, is included in the carrying amount of the investment. Any excess of the partnership’s share of the net fair value of the associate’s or joint venture’s identifiable assets and liabilities over the cost of the investment results in a gain that is included in the partnership’s share of the associate or joint venture’s profit or loss in the period in which the investment is acquired or increases.

The partnership determines at the end of each reporting period whether there exist any indications that an investment may be impaired. If any such indication exists, the partnership estimates the recoverable amount of the asset, which is the higher of (i) fair value less costs to sell and (ii) value in use. Value in use is the present value of the future cash flows expected to be derived from such an investment and may result in a measure which is different from fair value less costs to sell. For equity accounted investments, for which quoted market prices exist, the partnership also considers whether a significant or prolonged decline in the fair value of the equity instrument below its carrying value is also objective evidence of impairment.

When the partnership transacts with a joint venture or an associate, any gain or loss is eliminated only to the extent of the partnership’s proportionate share and the remaining amounts are recognized in the partnership’s consolidated financial statements. Outstanding balances between the partnership and jointly controlled entities are not eliminated on the balance sheet.

Joint operations
Joint operations
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to assets and obligations for liabilities relating to the arrangement. This usually results from direct interests in the assets and liabilities of an investee rather than through the establishment of a separate legal entity. None of the parties involved have unilateral control of a joint operation. The partnership recognizes its assets, its liabilities and its share of revenues and expenses of the joint operations in accordance with the IFRS applicable to the particular assets, liabilities, revenues and expenses.

When the partnership sells or contributes assets to a joint operation in which it is a joint operator, the partnership is considered to be conducting transactions with the other parties to the joint operation, and any gain or loss resulting from the transactions is recognized in the partnership’s consolidated financial statements only to the extent of the other parties’ interests in the joint operation. When the partnership purchases an asset from a joint operation in which it is a joint operator, the partnership does not recognize its share of the gain or loss until those assets are resold to a third party.

Foreign currency translation
Foreign currency translation and transactions
The U.S. Dollar is the functional currency and presentation currency of the partnership. The functional currency of each of the partnership’s subsidiaries, associates, joint ventures and joint operations is determined based on their primary economic environment, the currency in which funds from financing activities are generated and the currency in which receipts from operating activities are usually retained.

Subsidiaries, associates or joint ventures having a functional currency other than the U.S. Dollar translate the carrying amounts of their assets and liabilities when reporting to the partnership at the rate of exchange prevailing as of the balance sheet date, and their revenues and expenses at average exchange rates during the quarterly reporting period. Any gains or losses on foreign currency translation are recognized by the partnership in other comprehensive income. On disposition or partial disposition resulting in the loss of control of a foreign operation (i.e., any subsidiary, associate, or joint arrangement of the partnership with a functional currency other than the U.S. Dollar), the accumulated foreign currency translation relating to that foreign operation is reclassified to fair value gain or loss in net income. On partial disposal of a foreign operation in which control is retained, the proportionate share of the accumulated foreign currency translation relating to that foreign operation is reattributed to the non-controlling interests.

Foreign currency transactions
The partnership’s foreign currency transactions are translated into the functional currency using exchange rates as of the date of the transactions. At the end of each reporting period, foreign currency denominated monetary assets and liabilities are translated to the functional currency using the exchange rate prevailing as of the balance sheet date with any gain or loss recognized in net income, except for those related to monetary liabilities qualified as hedges of the partnership’s investment in foreign operations or intercompany loans with foreign operations for which settlement is neither planned nor likely to occur in the foreseeable future, which are included in other comprehensive income. Non-monetary assets and liabilities measured at fair value are translated at the exchange rate prevailing as of the date when the fair value was determined. Foreign currency denominated non-monetary assets and liabilities, measured at historic cost, are translated at the rate of exchange at the transaction date.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents includes cash on hand and all non-restricted highly liquid investments with original maturities of three months or less.
Investment properties
Investment properties
Investment properties consists of commercial properties which are principally held to earn rental income and commercial developments that are being constructed or developed for future use as commercial properties. Investment properties are measured initially at cost, or fair value if acquired in a business combination (see Note 2(o), Business Combinations, for further discussion). The cost of commercial development properties includes direct development costs, realty taxes, borrowing costs directly attributable to the development and administrative costs, e.g., salaries and overhead that are specifically attributable to a development project. The partnership elects the fair value model for all investment properties and measures them at fair value subsequent to initial recognition on the consolidated balance sheet. As a result, it is not necessary to assess the carrying amounts of the investment properties for impairment.

Substantially all of the partnership’s investment properties are valued using one of two accepted income approaches, the discounted cash flow approach or the direct capitalization approach. Under the discounted cash flow approach, cash flows for each property are forecast for an assumed holding period, generally, ten years. A capitalization rate is applied to the terminal year net operating income and an appropriate discount rate is applied to those cash flows to determine a value at the reporting date. Under the direct capitalization method, a capitalization rate is applied to estimated stabilized annual net operating income to determine value. In accordance with its policy, the partnership generally measures and records its commercial properties and developments using valuations prepared by management. However, for certain subsidiaries, the partnership relies on quarterly or annual valuations prepared by external valuation professionals. Where an external appraisal is obtained for a property that is valued using a model developed by Management, the partnership compares the results of those external appraisals to our internally prepared values and reconcile significant differences when they arise. Discount and terminal capitalization rates are verified by comparing to market data, third party reports, research material and brokers opinions. Where there has been a recent market transactions for a specific property, such as an acquisition or sale of a partial interest, the partnership values the property on that basis.

Borrowing costs associated with direct expenditures on properties under development or redevelopment are capitalized. Borrowing costs are also capitalized on those properties acquired specifically for redevelopment in the short-term where activities necessary to prepare them for redevelopment are in progress. The amount of borrowing costs capitalized is determined first by borrowings specific to a property where relevant, and then by applying a weighted average borrowing cost to eligible expenditures after adjusting for borrowings specific to other developments. Where borrowings are associated with specific developments, the amount capitalized is the gross borrowing costs incurred less any incidental investment income. Borrowing costs are capitalized from the commencement of the development until the date of practical completion. The capitalization of borrowing costs is suspended if there are prolonged periods when development activity is interrupted. The partnership considers practical completion to have occurred when the property is capable of operating in the manner intended by management. Generally this occurs upon completion of construction and receipt of all necessary occupancy and other material permits. Where the partnership has pre-leased space as of or prior to the start of the development and the lease requires the partnership to construct tenant improvements which enhance the value of the property, practical completion is considered to occur on completion of such improvements.

Initial direct leasing costs incurred by the partnership in negotiating and arranging tenant leases are included in the cost of investment properties.

Assets held for sale
Assets held for sale
Non-current assets and groups of assets and liabilities which comprise disposal groups are presented as assets held for sale where the asset or disposal group is available for immediate sale in its present condition, and the sale is highly probable. For this purpose, a sale is highly probable if management is committed to a plan to achieve the sale; there is an active program to find a buyer; the non-current asset or disposal group is being actively marketed for sale at a price that is reasonable in relation to its current fair value; the sale is anticipated to be completed within one year from the date of classification; and it is unlikely there will be significant changes to the plan or that the plan will be withdrawn. Non-current assets and disposal groups held for sale that are not investment properties are recorded at the lesser of carrying amount and fair value less costs to sell on the consolidated balance sheet. Any gain or loss arising from the change in measurement basis as a result of reclassification is recognized in the profit or loss at the time of reclassification. Investment properties that are held for sale are recorded at fair value determined in accordance with IFRS 13, Fair Value Measurement.

Where a component of an entity has been disposed of, or is classified as held for sale, and it represents a separate major line of business or geographical area of operations or is a subsidiary acquired exclusively with a view to resale, the related results of operations and gain or loss on reclassification or disposition are presented in discontinued operations.

Hospitality assets
Hospitality assets
The partnership accounts for its investments in hospitality properties as property, plant and equipment under the revaluation model. Hospitality properties are recognized initially at cost, or fair value if acquired in a business combination (see Note 2(o), Business Combinations, for further discussion) and subsequently carried at fair value at the revaluation date less any accumulated impairment and subsequent accumulated depreciation. The partnership depreciates these assets on a straight-line basis over their relevant estimated useful lives. Fair values of hospitality properties are determined using a depreciated replacement cost method based on the age, physical condition and the construction costs of the assets. Fair value estimates for hospitality properties represent the estimated fair value of the property, plant and equipment of the hospitality business only and do not include any associated intangible assets.

Revaluations of hospitality properties are performed annually at December 31, the end of the fiscal year. Where the carrying amount of an asset is increased as a result of a revaluation, the increase is recognized in other comprehensive income and accumulated in equity within revaluation surplus, unless the increase reverses a previously recognized revaluation loss recorded through prior period net income, in which case that portion of the increase is recognized in net income. Where the carrying amount of an asset is decreased, the decrease is recognized in other comprehensive income to the extent of any balance existing in revaluation surplus in respect of the asset, with the remainder recognized in net income. Revaluation gains are recognized in other comprehensive income, and are not subsequently recycled into profit or loss. The cumulative revaluation surplus is transferred directly to retained earnings when the asset is derecognized.

Inventory
Inventory
Develop-for-sale multifamily projects, residential development lots, homes and residential condominium projects are recorded in inventory. Residential development lots are recorded at the lower of cost, including pre-development expenditures and capitalized borrowing costs, and net realizable value, which the company determines as the estimated selling price of the inventory in the ordinary course of business in its completed state, less estimated expenses, including holding costs, costs to complete and costs to sell.

Fair value measurement
Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the partnership takes into account the characteristics of the asset or liability and how market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

Inputs to fair value measurement techniques are disaggregated into three hierarchical levels, which are directly based on the degree to which inputs to fair value measurement techniques are observable by market participants:

•	Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset’s or liability’s anticipated life.

•
Level 3 – Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.

Fair value measurements are adopted by the partnership to calculate the carrying amounts of various assets and liabilities.

Intangible assets
Intangible assets
Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at fair value at the acquisition date. The partnership’s intangible assets are comprised primarily of trademarks and licensing agreements.

Subsequent to initial recognition, intangible assets with a finite life are measured at cost less accumulated amortization and impairment losses. Amortization is calculated on a straight-line basis over the estimated useful life of the intangible asset and is recognized in net income for the respective reporting period. Intangible assets with an indefinite life are measured at cost as adjusted for subsequent impairment. Impairment tests for intangible assets are performed annually. Impairment losses previously taken may be subsequently reversed in net income of future reporting periods.

Goodwill
Goodwill
Goodwill represents the excess of the acquisition price paid for a business combination over the fair value of the net identifiable tangible and intangible assets and liabilities acquired. Upon initial recognition, goodwill is allocated to the cash-generating unit to which it relates. The partnership identifies a cash-generating unit as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or group of assets.

The partnership evaluates the carrying amount of goodwill annually as of December 31 or more often when events or circumstances indicate there may be an impairment. The partnership’s goodwill impairment test is performed at the cash-generating unit level. If assets within a cash-generating unit or the cash-generating unit are impaired, impairments are taken for those assets or the cash-generating unit before any goodwill impairment test is performed. In assessing whether goodwill is impaired, the partnership assesses if the carrying value of a cash-generating unit, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs to sell and the present value of future cash flows expected from the cash-generating unit. Impairment losses recognized first reduce the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the cash-generating unit. Any goodwill impairment is charged to net income in the respective reporting period. Impairment losses on goodwill are not subsequently reversed.

On disposal of a subsidiary, any attributable amount of goodwill is included in determination of the gain or loss on disposal.

Financial instruments and hedge accounting, Classification and measurement
Financial instruments and hedge accounting
The partnership adopted IFRS 9, Financial Instruments (“IFRS 9”) and the related consequential amendments to other IFRS standards effective January 1, 2018. IFRS 9 introduced new requirements for: 1) The classification and measurement of financial assets and financial liabilities; 2) Impairment of financial assets; and 3) General hedge accounting. The partnership adopted IFRS 9 retrospectively with no restatement of comparatives. The adoption did not result in any material adjustment to the carrying amounts of financial assets, financial liabilities or opening retained earnings.

(i)	Classification and measurement
Financial assets and financial liabilities are recognized in the partnership’s balance sheet when the partnership becomes a party to the contractual provisions of the instrument. Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.

Debt instruments are subsequently measured at amortized cost where the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Debt instruments are measured subsequently at fair value through other comprehensive income (FVTOCI) where the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets and its contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. By default, all other financial assets are measured subsequently at fair value through profit or loss (FVTPL). Despite the foregoing, the partnership may make and irrevocable election/designation at initial recognition of a financial asset to present subsequent changes in fair value of an equity investment in other or to designate a debt investment that meets the amortized cost or FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch.

Debt and equity instruments issued by the partnership are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. Equity instruments issued by the partnership that meet the definition of a financial liability are presented within capital securities on the partnership’s consolidated balance sheets.

All financial liabilities are measured subsequently at amortized cost using the effective interest method or at FVTPL. Financial liabilities are measured at FVTPL when they are (i) contingent consideration of an acquirer in a business combination, (ii) held‑for‑trading, or (iii) designated as at FVTPL. A financial liability is classified as held for trading if it has been acquired principally for the purpose of repurchasing it in the near term, or on initial recognition it is part of a portfolio of identified financial instruments that is managed together and has a recent actual pattern of short‑term profit‑taking or it is a derivative, except for a derivative that is a financial guarantee contract or a designated and effective hedging instrument. A financial liability other than a financial liability held for trading or contingent consideration of an acquirer in a business combination may be designated as at FVTPL in limited circumstances specified in IFRS 9. Financial liabilities at FVTPL are measured at fair value, with any gains or losses arising on changes in fair value recognized in profit or loss to the extent that they are not part of a designated hedging relationship.
The following table presents the types of financial instruments held by the partnership within each financial instrument classification under IFRS 9:

	IAS 39		IFRS 9
	Classification	Measurement basis	Classification and measurement basis
Financial assets
Participating loan interests	Loans and receivables	Amortized cost	FVTPL
Loans and notes receivable	Loans and receivables	Amortized cost	Amortized cost
Other non-current assets
Securities designated as fair value through profit and loss (“FVTPL”)	FVTPL	Fair value	FVTPL
Derivative assets	FVTPL	Fair value	FVTPL
Securities designated as AFS	AFS	Fair value	FVTOCI
Restricted cash	Loans and receivables	Amortized cost	Amortized cost
Accounts receivable and other
Derivative assets	FVTPL	Fair value	FVTPL
Other receivables	Loans and receivables	Amortized cost	Amortized cost
Cash and cash equivalents	Loans and receivables	Amortized cost	Amortized cost
Financial liabilities
Debt obligations	Other liabilities	Amortized cost	Amortized cost
Capital securities	Other liabilities	Amortized cost	Amortized cost
Capital securities - fund subsidiaries	Other liabilities	Fair value	FVTPL
Other non-current liabilities
Loan payable	FVTPL	Fair value	FVTPL
Other non-current financial liabilities	Other liabilities	Amortized cost	Amortized cost
Derivative liabilities	FVTPL	Fair value	FVTPL
Accounts payable and other liabilities	Other liabilities	Amortized cost	Amortized cost

Financial instruments and hedge accounting, Impairment of financial instruments	Impairment of financial instruments
Financial instruments and hedge accounting, Derivatives and hedging	Derivatives and hedging
Income taxes
Income taxes
The partnership is a flow-through entity for tax purposes and as such is not subject to Bermudian taxation. However, income tax expenses are recognized for taxes payable by holding entities and their direct or indirect corporate subsidiaries.

Current income tax assets and liabilities are measured at the amount expected to be paid to tax authorities by the holding entities in respect of the partnership or directly by the partnership’s taxable subsidiaries, net of recoveries, based on the tax rates and laws enacted or substantively enacted at the balance sheet date.

Deferred income tax liabilities are provided for using the liability method on temporary differences between the tax basis used in the computation of taxable income and carrying amounts of assets and liabilities in the consolidated financial statements. Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that deductions, tax credits and tax losses will be utilized. The carrying amounts of deferred income tax assets are reviewed at each balance sheet date and reduced to the extent it is no longer probable that the income tax asset will be recovered. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability settled, based on the tax rates and laws that have been enacted or substantively enacted at the balance sheet date.

Provisions
Provisions
A provision is a liability of uncertain timing or amount. Provisions are recognized when the partnership has a present obligation (legal or constructive) as a result of a past event, it is probable that the partnership will be required to settle the obligation and the amount can be reliably estimated. Provisions are not recognized for future operating losses. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. Provisions are re-measured at each balance sheet date using the current discount rate. The increase in the provision due to passage of time is recognized as interest expense.

Business combinations
Business combinations
The partnership accounts for business combinations in which control is acquired under the acquisition method. When an acquisition is made, the partnership considers the inputs, processes and outputs of the acquiree in assessing whether it meets the definition of a business. Consideration is the aggregate of the fair values, at the date of exchange, of assets transferred, liabilities incurred by the partnership to the former owners, and equity instruments issued in exchange for control of the acquiree. Acquisitions related costs are recognized in net income as incurred. At the acquisition date, the partnership recognizes the identifiable assets acquired and liabilities assumed at their acquisition-date fair values, except for non-current assets classified as held-for-sale, which are recognized at fair value less costs to sell, and deferred tax assets or liabilities, which are measured in accordance with IAS 12, Income Taxes. The partnership also evaluates whether there are intangible assets acquired that have not previously been recognized by the acquiree and recognizes them as identifiable intangible assets.

Non-controlling shareholders in the acquiree are initially measured at either fair value or their proportionate share of acquiree’s identifiable assets if the non-controlling interest represents a present ownership interest that entitles its holder to a proportionate share of the acquiree’s net assets. Other components of non-controlling interests in acquires are recognized at fair value.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non‑controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the acquisition date values of the net assets acquired. If, after reassessment, the value of the net assets acquired exceeds the sum of the consideration transferred, the amount of any non‑controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in net income as a bargain purchase gain.

Where a business combination is achieved in stages, previously held interests in the acquired entity are re-measured to fair value at the acquisition date, which is the date control is obtained, and the resulting gain or loss, if any, is recognized in net income. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are reclassified to net income. Changes in the partnership’s ownership interest of an investee that do not result in a change of control are accounted for as equity transactions and are recorded as a component of equity. Acquisition costs are recorded as an expense in the reporting period as incurred.

Revenue recognition
Revenue recognition
The partnership adopted IFRS 15, Revenue from Contracts with Customers (“IFRS 15”) effective January 1, 2018. IFRS 15 specifies how and when revenue should be recognized as well as requiring more informative and relevant disclosures. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. The standard supersedes IAS 18, Revenue, IAS 11, Construction Contracts and a number of revenue-related interpretations. IFRS 15 applies to nearly all contracts with customers: the main exceptions are leases, financial instruments and insurance contracts. The partnership’s revenue from leases are outside the scope of IFRS 15. The partnership’s material revenue streams subject to IFRS 15 are hospitality revenue and non-lease components within lease arrangements arising from the recovery of certain operating expenses from tenants. The adoption of IFRS 15 did not result in any material change to the pattern of revenue recognition by the partnership. The partnership adopted the standard using the modified retrospective approach with no restatement of comparatives and did not record any adjustment upon adoption. The partnership made additional disclosures in Note 24, Commercial Property Revenue, Note 25, Hospitality Revenue and Note 40, Segment Information, as a result of the adoption. Following the adoption of IFRS 15, the partnership has separately disclosed other revenue from tenants in Note 24, Commercial Property Revenue, which consists of non-lease components within lease arrangements arising from the recovery of certain operating expenses from tenants which are accounted for in accordance with IFRS 15. Other revenue from tenants is recognized when the partnership has satisfied its performance obligation by delivering services as agreed upon in the lease agreements to tenants at an amount equal to the component of revenue allocated to such performance obligation. The recognition pattern of hospitality revenue is not impacted upon adoption of IFRS 15.

(i)	Commercial property revenue
Revenue from investment properties is presented within commercial property revenue on the consolidated statements of income. The partnership has retained substantially all of the risks and benefits of ownership of its investment properties and therefore accounts for leases with its tenants as operating leases. Revenue recognition under a lease commences when the tenant has a right to use the leased asset. Generally, this occurs on the lease inception date or, where the partnership is required to make additions to the property in the form of tenant improvements to enhance the value of the property, upon substantial completion of those improvements. The total amount of contractual rents expected from operating leases is recognized on a straight-line basis over the term of the lease, including contractual base rent and subsequent rent increases as a result of rent escalation clauses. A rent receivable, included within the carrying amount of investment properties, is used to record the difference between the rental revenue recorded and the contractual amount received.

Rental receivables and related revenue also includes percentage participating rents and recoveries of operating expenses. However, recoveries of operating expenses related to property taxes and insurance are deemed as non-rental revenue. Percentage participating rents are recognized when tenants’ specified sales targets have been met. Operating expense recoveries classified as rental income or non-rental income are recognized in the period that recoverable costs are chargeable to tenants. Where a tenant is legally responsible for operating expenses and pays them directly in accordance with the terms of the lease, the partnership does not recognize the expenses or any related recovery revenue.

Following the adoption of IFRS 15, the partnership has separately disclosed other revenue from tenants in Note 24, Commercial Property Revenue, which consists of non-lease components within lease arrangements arising from the recovery of certain operating expenses from tenants which are accounted for in accordance with IFRS 15.

(ii)	Hospitality revenue
Revenue from hospitality properties is presented within hospitality revenue on the consolidated statements of income. Room, food and beverage and other revenues are recognized as services are provided. The partnership recognizes room revenue net of taxes and levies. Advance deposits are deferred and included as a liability until services are provided to the customer. The partnership recognizes net wins from casino gaming activities (the difference between gaming wins and losses) as gaming revenue. The partnership recognizes liabilities for funds deposited by patrons before gaming play occurs and for chips in the patrons’ possession, both of which are included in accounts payable and other liabilities. Revenue and expenses from tour operations include the sale of travel and leisure packages and are recognized on the first day the travel package is in use.

(iii)	Performance and management fee revenue
Fee revenue is presented on the consolidated statements of income within investment and other revenue. Fee revenue is recognized when services are provided and the amount can be estimated reliably.

Unit-based compensation
Unit-based compensation
The partnership and its subsidiaries issue unit-based awards to certain employees and non-employee directors of certain subsidiaries. The cost of cash-settled unit-based transactions, comprised of unit options, deferred share units and restricted share units, is measured as the fair value at the grant date and expensed on a proportionate basis over the vesting period. The corresponding accrued liability is measured at each reporting date at fair value with changes in fair value recognized in net income. The cost of equity-settled unit-based transactions, comprised of unit options and restricted units, is determined as the fair value of the award on the grant date. The cost of equity-settled unit-based transactions is recognized as each tranche vests and is recorded within equity.

Redeemable/Exchangeable Partnership Units
Redeemable/Exchangeable Partnership Units
The Redeemable/Exchangeable Partnership Units may, at the request of the holder, be redeemed in whole or in part, for cash in an amount equal to the market value of one of the partnership’s LP Units multiplied by the number of units to be redeemed (subject to certain adjustments). This right is subject to the partnership’s right, at its sole discretion, to elect to acquire any unit presented for redemption in exchange for one of the partnership’s LP Units (subject to certain customary adjustments). If the partnership elects not to exchange the Redeemable/Exchangeable Partnership Units for LP Units, Redeemable/Exchangeable Partnership Units are required to be redeemed for cash. The Redeemable/Exchangeable Partnership Units provide the holder the direct economic benefits and exposures to the underlying performance of the operating partnership and accordingly to the variability of the distributions of the operating partnership, whereas the partnership’s unitholders have indirect access to the economic benefits and exposures of the operating partnership through direct ownership interest in the partnership which owned a direct interest in the managing general partnership interest. Accordingly, the Redeemable/Exchangeable Partnership Units have been presented within non-controlling interests on the consolidated balance sheets. The Redeemable/Exchangeable Partnership Units do not entail a contractual obligation on the part of the partnership to deliver cash and can be settled by the partnership, at its sole discretion, by issuing a fixed number of its own equity instruments.

BPR
BPR Units
BPR Units may, at the request of the holder, be redeemed in whole or in part, for cash in an amount equal to the market value of one of the partnership’s LP Units multiplied by the number of units to be redeemed (subject to certain adjustments). This right is subject to the partnership’s right, at its sole discretion, to satisfy the redemption request with its LP Units, rather than cash, on a one-for-one basis. The BPR Units provide the holder with direct economic benefits and exposures Brookfield Properties REIT Inc. (“BPR”) and accordingly to the variability of the distributions of BPR. Accordingly, the BPR Units have been presented within non-controlling interests on the consolidated balance sheets. The BPR Units do not entail a contractual obligation on the part of the partnership to deliver cash and can be settled by the partnership, at its sole discretion, by issuing a fixed number of its own equity instruments.

Earnings per limited partnership unit
Earnings per limited partnership unit
The partnership calculates basic earnings per unit by dividing net income attributable to limited partners by the weighted average number of LP Units outstanding during the period. As the Redeemable/Exchangeable Partnership Units, Exchange LP Units and BPR Units are allocated net income equivalent to that allocated to LP Units, net income attributable to limited partners is determined based on the weighted average proportionate share of LP Units outstanding compared to the total number of LP Units, Redeemable/Exchangeable Partnership Units, Exchange LP Units and BPR Unit outstanding. The impact of the potential conversion of mandatorily convertible preferred shares, such as the exchangeable preferred equity securities (“Preferred Equity Units”) issued to a third party investor (“the Class A Preferred Unitholder”), is included in the calculation of the weighted average number of LP Units outstanding during the period without an add back to net income attributable to limited partners of the associated carry on such preferred shares. Refer to Note 18, Capital Securities, for further discussion of the Preferred Equity Units.

The partnership also calculates diluted earnings per unit by adjusting net income attributable to limited partners and the weighted average number of LP Units outstanding to reflect the impact of dilutive financial instruments. The calculation of diluted earnings per LP Unit of the partnership includes the dilutive impact of securities issued by the partnership’s subsidiaries that are convertible into LP Units of the partnership, as well as options granted to employees pursuant to the BPY Plan.

Critical judgments and estimates in applying accounting policies
Critical judgments and estimates in applying accounting policies
The preparation of the partnership’s consolidated financial statements requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses that are not readily apparent from other sources, during the reporting period. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. Critical judgments and estimates made by management and utilized in the normal course of preparing the partnership’s consolidated financial statements are outlined below.

(i)	Control
In determining whether the partnership has power over an investee, the partnership makes judgments in identifying relevant activities that would significantly affect the returns of an investee, in assessing the partnership’s voting rights or other contractual rights that would give it power to unilaterally make decisions, and in assessing rights held by other stakeholders which might give them decision-making authority. In assessing if the partnership has exposure or rights to variable returns from its involvement with the investee, the partnership makes judgments concerning the variability of the returns from an investee based on the substance of the arrangement, the absolute and relative size of those returns. In determining if the partnership has the ability to use its power to affect its returns in an investee, the partnership makes judgments in assessing whether it is acting as a principal or agent in decision-making and whether another entity with decision-making rights is acting as an agent for the partnership. Where other stakeholders have decision making authority, the partnership makes judgments as to whether its decision-making rights provide it with control, joint control or significant influence over the investee.

In addition to the above, the partnership makes judgments in respect of joint arrangements that are carried on through a separate vehicle in determining whether the partnership’s interest represents an interest in the assets and liabilities of the arrangement (a joint operation) or in its net assets (a joint venture).

(ii)	Attribution of net income
Certain of the partnership’s subsidiaries are subject to profit sharing arrangements between the partnership and the non-controlling equity holders. In determining whether the attribution of profits is subject to uncertainty, the partnership makes the judgment in considering a variety of factors, including but not limited to uncertainties arising from future events, timing of anticipated acquisition, disposition and financing activities, as well as past events of similar nature.

(iii)	Common control transactions
The purchase and sale of businesses or subsidiaries between entities under common control fall outside the scope of IFRS and accordingly, management uses judgment when determining a policy to account for such transactions taking into consideration other guidance in the IFRS framework and pronouncements of other standard-setting bodies.

(iii)	Business combinations
Judgment is applied in determining whether an acquisition is a business combination or an asset acquisition by considering the nature of the assets acquired and the processes applied to those assets, or if the integrated set of assets and activities is capable of being conducted and managed for the purpose of providing a return to investors or other owners. Judgment is also applied in identifying acquired assets and assumed liabilities and determining their fair values.

(iv)	Investment properties
In applying relevant accounting policies, judgment is made in determining whether certain costs are additions to the carrying amount of the property, in identifying the point at which practical completion of the development property occurs, and in identifying borrowing costs directly attributable to the carrying amount of the development property. In certain instances, on a case by case basis, the partnership applies judgment in determining whether a significant amount of development activities undertaken would trigger the reclassification of an operating property to a development property.

The key valuation assumptions in determining the fair value of investment properties include discount rates and terminal capitalization rates for properties valued using a discounted cash flow model and capitalization rates for properties valued using a direct capitalization approach. Management also uses assumptions and estimates in determining expected future cash flows in discounted cash flow models and stabilized net operating income used in values determined using the direct capitalization approach. Properties under active development are recorded at fair value using a discounted cash flow model which includes estimates in respect of the timing and cost to complete the development.

(v)	Investments in Australia
The partnership has an economic interest in a portfolio of properties in Australia owned by Brookfield Asset Management in the form of participating loan agreements that provide the partnership with an interest in the results of operations and changes in fair values of the properties in the Australian portfolio. These participating loan interests are convertible by the partnership at any time into direct ownership interests in either the properties in the Australian portfolio or the entities that have direct ownership of the property (the “property subsidiaries”). The critical judgments made in the accounting for this investment relate to the partnership’s determination that the economic interests held by the partnership in certain entities within the Australian portfolio represent controlling interests in those entities, the determination of unit of account where related financial instruments have been entered into in contemplation of each other, the recognition of certain amounts paid to the partnership’s parent as financial assets or equity transactions, and the measurement of assets and liabilities recognized as a result of transactions with entities under common control.

As a result of these judgments, the partnership has accounted for its interests in certain property subsidiaries as a controlling interest in a subsidiary or an equity accounted interest in a jointly controlled entity. Interests in other properties and entities are accounted for as participating loan notes that give rise to interest income reflecting the results of operations of the underlying property and gain or losses on an embedded derivative that corresponds to the property’s change in fair value.

(vi)	Assets held for sale
The partnership’s accounting policies relating to assets held for sale are described in Note 2(g), Assets Held for Sale. In applying this policy, judgment is applied in determining whether sale of certain assets is highly probable, which is a necessary condition for being presented within assets held for sale.

(vii)	Revaluation of hospitality assets
When determining the carrying amounts under the revaluation method, the partnership uses the following critical assumptions and estimates: estimates of replacement cost and estimates of remaining economic life.

(viii)	Income taxes
In applying relevant accounting policies, judgments are made in determining the probability of whether deductions, tax credits and tax losses can be utilized. In addition, the consolidated financial statements include estimates and assumptions for determining the future tax rates applicable to subsidiaries and identifying the temporary differences that relate to each subsidiary. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply during the period when the assets are realized or the liabilities settled, using the tax rates and laws enacted or substantively enacted at the consolidated balance sheet dates. The partnership measures deferred income taxes associated with its investment properties based on its specific intention with respect to each asset at the end of the reporting period. Where the partnership has a specific intention to sell a property in the foreseeable future, deferred taxes on the building portion of the investment property are measured based on the tax consequences following from the disposition of the property. Otherwise, deferred taxes are measured on the basis that the carrying value of the investment property will be recovered substantially through use. Judgment is required in determining the manner in which the carrying amount of each investment property will be recovered.

The partnership also makes judgments with respect to the taxation of gains inherent in its investments in foreign subsidiaries and joint ventures. While the partnership believes that the recovery of its original investment in these foreign subsidiaries and joint ventures will not result in additional taxes, certain unremitted gains inherent in those entities could be subject to foreign taxes depending on the manner of realization.

(ix)	Leases
In applying its accounting policy for recognition of lease revenue, the partnership makes judgments with respect to whether tenant improvements provided in connection with a lease enhance the value of the leased property, which in turn is used to determine whether these amounts are treated as additions to operating property and the point in time to recognize revenue under the lease. In addition, where a lease allows a tenant to elect to take all or a portion of any unused tenant improvement allowance as a rent abatement, the partnership must exercise judgment in determining the extent to which the allowance represents an inducement that is amortized as a reduction of lease revenue over the term of the lease.

The partnership also makes judgments in determining whether certain leases, in particular those tenant leases with long contractual terms where the lessee is the sole tenant in a property and long-term ground leases where the partnership is lessor, are operating or finance leases. The partnership has determined most of its leases are operating leases, with several finance leases that are not material. Where operating costs are paid directly by tenants, the partnership exercises judgment in determining whether those costs are expenses of the partnership or the tenant which impacts the extent to which operating costs recovery revenue is recognized.

(x)	Financial instruments
The critical judgments inherent in the relevant accounting policies relate to the classification of financial assets or financial liabilities, designation of financial instruments as FVTOCI or FVTPL, the assessment of the effectiveness of hedging relationships, the determination of whether the partnership has significant influence over investees with which it has contractual relationships, and the identification of embedded derivatives subject to fair value measurement in certain hybrid instruments.

Estimates and assumptions used in determining the fair value of financial instruments are: equity and commodity prices; future interest rates; the credit risk of the partnership and its counterparties; amount and timing of estimated future cash flows; discount rates and volatility utilized in option valuations.

The partnership holds other financial instruments that represent equity interests in investment property entities that are measured at fair value as these financial instruments are designated as FVTPL or FVTOCI. Estimation of the fair value of these instruments is also subject to the estimates and assumptions associated with investment properties. The fair value of interest rate caps is determined based on generally accepted pricing models using quoted market interest rates for the appropriate term. Interest rate swaps are valued at the present value of estimated future cash flows and discounted based on applicable yield curves derived from market interest rates.

(xi)	Indicators of impairment
Judgment is applied when determining whether indicators of impairment exist when assessing the carrying values of the partnership’s assets for potential impairment. Consideration is given to a combination of factors, including but not limited to forecasts of revenues and expenses, values derived from publicly traded prices, and projections of market trends and economic environments. Judgment is also applied when quantifying the amount of impairment loss where indicators of impairment exist.

(xii)	Other critical judgments
Other critical judgments utilized in the preparation of the partnership’s consolidated financial statements are: assets’ recoverable amounts; assets’ net realizable values; depreciation and amortization rates and assets’ useful lives; determination of assets held for sale and discontinued operations; impairment of goodwill and intangible assets; the determination of functional currency; the likelihood and timing of anticipated transactions for hedge accounting; and the selection of accounting policies, among others.

FUTURE ACCOUNTING POLICY CHANGES
FUTURE ACCOUNTING POLICY CHANGES
The following are accounting policies issued that the partnership expects to adopt in the future:

IFRS 16, Leases (“IFRS 16”)

IFRS 16 supersedes IAS 17, Leases and related interpretations and is effective for the partnership beginning January 1, 2019. IFRS 16 brings most leases on-balance sheet as right-of-use (“ROU”) assets and lease liabilities for lessees under a single model, eliminating the distinction between operating and finance leases. Lessor accounting, however, remains largely unchanged and the distinction between operating and finance leases is retained. The partnership has participated in strategic planning sessions with its subsidiaries and associates and has developed and implemented an adoption project plan. Using the population of existing contractual arrangements, the partnership has completed its identification of leases that are required to be recognized on the consolidated balance sheet under the new standard.

The partnership has preliminarily measured the present value of the future lease payments and the related right-of-use assets to determine the impact on the January 1, 2019 balance sheet. The partnership anticipates adopting the standard under the modified retrospective approach. Any transitional impact will be recorded in equity as of January 1, 2019 and comparative periods are not restated. The partnership expects to apply certain transition reliefs, practical expedients and policy choice options on adoption of the new standard.

Based on the current estimates, adoption of IFRS 16 will result in the recognition of lease liabilities for operating leases of $973 million, $812 million of ROU assets that are classified as investment properties and $158 million of ROU assets as property, plant and equipment. The partnership does not anticipate any material transitional impact to equity upon adoption. The partnership is progressing as planned in its adoption project plan. Next steps include finalizing the impact assessment of acquisitions closed immediately prior to December 31, 2018 and to other financial statement line items once the standard has been adopted. The impact of IFRS 16 on the recently acquired business of Forest City Realty Trust (“Forest City”) and a portfolio of student housing in Europe are not reflected in the current estimates above.

IFRS 3, Business Combination (“IFRS 3”)

In October 2018, the IASB issued an amendment to IFRS 3, effective for annual periods beginning on or after January 1, 2020 with early adoption available. The amendment clarifies the definition of a business and assists companies in determining whether an acquisition is a business combination or an acquisition of a group of assets. The amendment emphasizes that the output of a business is to provide goods and services to customers and also provide supplementary guidance. The partnership will adopt the standard prospectively and is currently evaluating the impact on its consolidated financial statements.

Segment reporting
IFRS 8, Operating Segments, requires operating segments to be determined based on internal reports that are regularly reviewed by the chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assessing its performance. On July 1, 2018, the partnership realigned its LP Investments segment (formerly referred to as Opportunistic) to include the corporate function of the Brookfield-sponsored real estate opportunity funds, previously included in the Corporate segment, to more closely align with how the partnership now presents financial information to the CODM and investors. As of December 31, 2018, the partnership’s operating segments are organized into four reportable segments: i) Core Office, ii) Core Retail, iii) LP Investments and iv) Corporate. All prior period segment disclosures have been recast to reflect the changes in the partnership’s operating segments. These segments are independently and regularly reviewed and managed by the Chief Executive Officer, who is considered the CODM.